SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of detailed information about entity reportable segments [Table Text Block]
December 31, 2022
	Property, plant and equipment	Exploration and evaluation
Congo	$1,107,568	$40,648,721
Canada	$2,352	-
	$1,109,920	$40,648,721
December 31, 2021
	Property, plant and equipment	Exploration and evaluation
Congo	$1,118,622	$38,271,725
Canada	$150,812	-
	$1,269,434	$38,271,725